Details of Significant Accounts - Other income, schedule of other income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Details of Significant Accounts [Abstract]
Subsidy from government	$ 15	$ 14
Others	1	0
Other income	$ 16	$ 14